HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

COMMON STOCKS - 107.5%	Shares	Value
Communications - 8.1%
Cable & Satellite - 2.2%
Cable One, Inc. (a)	4,000	$1,063,080
Charter Communications, Inc. - Class A (a)(b)	10,000	3,685,300
Liberty Broadband Corporation - Series A (a)(b)	30,000	2,550,000
		7,298,380
Internet Media & Services - 3.3%
Alphabet, Inc. - Class C (a)	30,000	4,686,900
GoDaddy, Inc. - Class A (a)(b)	14,000	2,521,960
Match Group, Inc. (a)	30,000	936,000
Meta Platforms, Inc. - Class A (a)	1,000	576,360
Shutterstock, Inc. (a)	60,000	1,117,800
Snap, Inc. - Class A (a)(b)	140,000	1,219,400
		11,058,420
Publishing & Broadcasting - 0.5%
TEGNA, Inc. (a)	80,000	1,457,600

Telecommunications - 2.1%
Cogent Communications Holdings, Inc. (a)	20,000	1,226,200
EchoStar Corporation - Class A (a)(b)	120,000	3,069,600
Lumen Technologies, Inc. (a)(b)	140,000	548,800
Verizon Communications, Inc. (a)	50,000	2,268,000
		7,112,600
Consumer Discretionary - 12.3%
Apparel & Textile Products - 3.0%
Carter's, Inc. (a)	40,000	1,636,000
Oxford Industries, Inc. (a)	8,000	469,360
Skechers U.S.A., Inc. - Class A (a)(b)	20,000	1,135,600
Steven Madden Ltd. (a)	80,000	2,131,200
Under Armour, Inc. - Class A (a)(b)	200,000	1,250,000
VF Corporation (a)	120,000	1,862,400
Wolverine World Wide, Inc. (a)	120,000	1,669,200
		10,153,760
Automotive - 1.2%
General Motors Company (a)	40,000	1,881,200
Rivian Automotive, Inc. - Class A (a)(b)	160,000	1,992,000
		3,873,200

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 107.5% (continued)	Shares	Value
Consumer Discretionary - 12.3% (continued)
Consumer Services - 0.5%
Perdoceo Education Corporation (a)	20,000	$503,600
PROG Holdings, Inc. (a)	40,000	1,064,000
		1,567,600
E-Commerce Discretionary - 1.6%
Chewy, Inc. - Class A (a)(b)	80,000	2,600,800
eBay, Inc. (a)	30,000	2,031,900
Revolve Group, Inc. (a)(b)	40,000	859,600
		5,492,300
Home & Office Products - 0.9%
SharkNinja, Inc. (a)(b)	34,000	2,835,940

Leisure Facilities & Services - 0.9%
Cheesecake Factory, Inc. (The) (a)	26,000	1,265,160
Choice Hotels International, Inc. (a)	8,000	1,062,240
Sweetgreen, Inc. - Class A (a)(b)	30,000	750,600
		3,078,000
Leisure Products - 1.0%
Peloton Interactive, Inc. - Class A (a)(b)	200,000	1,264,000
YETI Holdings, Inc. (a)(b)	60,000	1,986,000
		3,250,000
Retail - Discretionary - 1.9%
American Eagle Outfitters, Inc. (a)	80,000	929,600
EVgo, Inc. (b)	100,000	266,000
Foot Locker, Inc. (a)(b)	60,000	846,000
Kohl's Corporation (a)	140,000	1,145,200
Sally Beauty Holdings, Inc. (a)(b)	200,000	1,806,000
Victoria's Secret & Company (a)(b)	80,000	1,486,400
		6,479,200
Specialty Retail - 1.3%
Boot Barn Holdings, Inc. (a)(b)	16,000	1,718,880
Kontoor Brands, Inc. (a)	40,000	2,565,200
		4,284,080
Consumer Staples - 21.1%
Beverages - 2.0%
Coca-Cola Company (The) (a)	20,000	1,432,400
PepsiCo, Inc. (a)	24,000	3,598,560
Vita Coco Company, Inc. (The) (a)(b)	50,000	1,532,500
		6,563,460

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 107.5% (continued)	Shares	Value
Consumer Staples - 21.1% (continued)
Food - 10.1%
Cal-Maine Foods, Inc. (a)	20,000	$1,818,000
Campbell’s Company (The) (a)	160,000	6,387,200
Dole plc (a)	140,000	2,023,000
Flowers Foods, Inc. (a)	160,000	3,041,600
Fresh Del Monte Produce, Inc. (a)	20,000	616,600
General Mills, Inc. (a)	60,000	3,587,400
Hershey Company (The) (a)	14,000	2,394,420
Ingredion, Inc. (a)	12,000	1,622,520
J.M. Smucker Company (The) (a)	14,000	1,657,740
Kraft Heinz Company (The) (a)	40,000	1,217,200
Phibro Animal Health Corporation - Class A (a)	120,000	2,563,200
Post Holdings, Inc. (a)(b)	6,000	698,160
Utz Brands, Inc. (a)	80,000	1,126,400
Vital Farms, Inc. (a)(b)	80,000	2,437,600
WK Kellogg Company (a)	120,000	2,391,600
		33,582,640
Household Products - 4.0%
Clorox Company (The) (a)	10,000	1,472,500
Colgate-Palmolive Company (a)	64,000	5,996,800
Energizer Holdings, Inc. (a)	40,000	1,196,800
Kimberly-Clark Corporation (a)	12,000	1,706,640
Reynolds Consumer Products, Inc. (a)	120,000	2,863,200
		13,235,940
Retail - Consumer Staples - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)(b)	12,000	1,369,200
Grocery Outlet Holding Corporation (a)(b)	60,000	838,800
Kroger Company (The) (a)	30,000	2,030,700
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	20,000	2,327,200
Target Corporation (a)	14,000	1,461,040
		8,026,940
Wholesale - Consumer Staples - 2.6%
Archer-Daniels-Midland Company (a)	50,000	2,400,500
Bunge Global S.A. (a)	40,000	3,056,800

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 107.5% (continued)	Shares	Value
Consumer Staples - 21.1% (continued)
Wholesale - Consumer Staples - 2.6% (continued)
United Natural Foods, Inc. (a)(b)	120,000	$3,286,800
		8,744,100
Energy - 2.1%
Oil & Gas Producers - 1.0%
Kinetik Holdings, Inc. (a)	40,000	2,077,600
SM Energy Company (a)	40,000	1,198,000
		3,275,600
Renewable Energy - 1.1%
Ameresco, Inc. - Class A (a)(b)	80,000	966,400
JinkoSolar Holding Company Ltd. - ADR (a)	120,000	2,236,800
Sunrun, Inc. (a)(b)	100,000	586,000
		3,789,200
Financials - 9.1%
Banking - 6.7%
Axos Financial, Inc. (a)(b)	6,000	387,120
BankUnited, Inc. (a)	80,000	2,755,200
Citigroup, Inc. (a)	20,000	1,419,800
Citizens Financial Group, Inc. (a)	50,000	2,048,500
Columbia Banking System, Inc. (a)	100,000	2,494,000
Fulton Financial Corporation (a)	40,000	723,600
M&T Bank Corporation (a)	14,000	2,502,500
Sandy Spring Bancorp, Inc. (a)	90,000	2,515,500
UMB Financial Corporation (a)	10,000	1,011,000
Unitvest Financial Corporation (a)	40,000	1,134,400
Veritex Holdings, Inc. (a)	30,000	749,100
Wells Fargo & Company (a)	20,000	1,435,800
Western Alliance Bancorp (a)	20,000	1,536,600
Zions Bancorporation, N.A. (a)	30,000	1,495,800
		22,208,920
Institutional Financial Services - 0.6%
Goldman Sachs Group, Inc. (The) (a)	2,000	1,092,580
Northern Trust Corporation (a)	10,000	986,500
		2,079,080
Insurance - 0.7%
Trupanion, Inc. (a)(b)	60,000	2,236,200

Specialty Finance - 1.1%
Bread Financial Holdings, Inc. (a)	30,000	1,502,400

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 107.5% (continued)	Shares	Value
Financials - 9.1% (continued)
Specialty Finance - 1.1% (continued)
Sezzle, Inc. (b)	36,000	$1,256,040
Synchrony Financial (a)	20,000	1,058,800
		3,817,240
Health Care - 23.4%
Biotech & Pharma - 17.7%
ADMA Biologics, Inc. (a)(b)	100,000	1,984,000
Alnylam Pharmaceuticals, Inc. (a)(b)	8,000	2,160,160
Amneal Pharmaceuticals, Inc. (a)(b)	200,000	1,676,000
Amphastar Pharmaceuticals, Inc. (a)(b)	30,000	869,700
Aurinia Pharmaceuticals, Inc. (a)(b)	200,000	1,608,000
BioCryst Pharmaceuticals, Inc. (a)(b)	300,000	2,250,000
Catalyst Pharmaceuticals, Inc. (a)(b)	80,000	1,940,000
Corcept Therapeutics, Inc. (a)(b)	40,000	4,568,800
Emergent BioSolutions, Inc. (a)(b)	20,000	97,200
Exelixis, Inc. (a)(b)	60,000	2,215,200
GeneDx Holdings Corporation (a)(b)	30,000	2,656,950
Halozyme Therapeutics, Inc. (a)(b)	70,000	4,466,700
Harmony Biosciences Holdings, Inc. (a)(b)	80,000	2,655,200
Harrow, Inc. (a)(b)	20,000	532,000
Incyte Corporation (a)(b)	50,000	3,027,500
Innoviva, Inc. (a)(b)	160,000	2,900,800
Neurocrine Biosciences, Inc. (a)(b)	24,000	2,654,400
Novavax, Inc. (a)(b)	160,000	1,025,600
Novo Nordisk A/S - ADR (a)	60,000	4,166,400
Nurix Therapeutics, Inc. (a)(b)	40,000	475,200
Organon & Company (a)	100,000	1,489,000
Pfizer, Inc. (a)	60,000	1,520,400
Praxis Precision Medicines, Inc. (a)(b)	10,000	378,700
Protagonist Therapeutics, Inc. (a)(b)	50,000	2,418,000
PTC Therapeutics, Inc. (a)(b)	20,000	1,019,200
Regeneron Pharmaceuticals, Inc. (a)	2,000	1,268,460
Sarepta Therapeutics, Inc. (a)(b)	10,000	638,200
TG Therapeutics, Inc. (a)(b)	50,000	1,971,500
United Therapeutics Corporation (a)(b)	12,000	3,699,240
WaVe Life Sciences Ltd. (a)(b)	100,000	808,000
		59,140,510

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 107.5% (continued)	Shares	Value
Health Care - 23.4% (continued)
Health Care Facilities & Services - 0.9%
BrightSpring Health Services, Inc. (a)(b)	100,000	$1,809,000
Pediatrix Medical Group, Inc. (a)(b)	80,000	1,159,200
		2,968,200
Medical Equipment & Devices - 4.8%
Axogen, Inc. (a)(b)	60,000	1,110,000
CareDx, Inc. (a)(b)	120,000	2,130,000
Castle Biosciences, Inc. (a)(b)	20,000	400,400
Embecta Corporation (a)	80,000	1,020,000
Globus Medical, Inc. - Class A (a)(b)	50,000	3,660,000
ICU Medical, Inc. (a)(b)	20,000	2,777,200
Lantheus Holdings, Inc. (a)(b)	20,000	1,952,000
Novocure Ltd. (a)(b)	100,000	1,782,000
Tandem Diabetes Care, Inc. (a)(b)	60,000	1,149,600
		15,981,200
Industrials - 8.2%
Aerospace & Defense - 0.3%
Intutive Machines, Inc. (a)(b)	140,000	1,043,000

Commercial Support Services - 2.4%
ABM Industries, Inc. (a)	60,000	2,841,600
Centrus Energy Corporation - Class A (a)(b)	30,000	1,866,300
Cimpress plc (a)(b)	50,000	2,261,500
H&R Block, Inc. (a)	20,000	1,098,200
		8,067,600

Electrical Equipment - 1.0%
American Superconductor Corporation (a)(b)	20,000	362,800
Atmus Filtration Technologies, Inc. (a)	30,000	1,101,900
Generac Holdings, Inc. (a)(b)	10,000	1,266,500
NuScale Power Corporation (a)(b)	40,000	566,400
		3,297,600

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 107.5% (continued)	Shares	Value
Industrials - 8.2% (continued)
Engineering & Construction - 1.6%
Argan, Inc. (a)	16,000	$2,098,720
Frontdoor, Inc. (a)(b)	40,000	1,536,800
Primoris Services Corporation (a)	30,000	1,722,300
		5,357,820
Machinery - 0.5%
Veralto Corporation (a)	16,000	1,559,200

Transportation & Logistics - 2.4%
American Airlines Group, Inc. (a)(b)	100,000	1,055,000
C.H. Robinson Worldwide, Inc. (a)	20,000	2,048,000
Costamare, Inc. (a)	100,000	984,000
Delta Air Lines, Inc. (a)	40,000	1,744,000
JetBlue Airways Corporation (a)(b)	200,000	964,000
United Airlines Holdings, Inc. (a)(b)	16,000	1,104,800
		7,899,800
Materials - 6.5%
Metals & Mining - 6.5%
Agnico Eagle Mines Ltd. (a)	32,000	3,469,120
Alamos Gold, Inc. - Class A (a)	4,000	106,960
Anglogold Ashanti plc (a)	60,000	2,227,200
Barrick Gold Corporation (a)	300,000	5,832,000
Hecla Mining Company (a)	100,000	556,000
Kinross Gold Corporation (a)	120,000	1,513,200
Newmont Corporation (a)	120,000	5,793,600
Pan American Silver Corporation (a)	40,000	1,033,200
Royal Gold, Inc. (a)	7,000	1,144,570
		21,675,850
Technology - 14.7%
Semiconductors - 1.3%
ACM Research, Inc. - Class A (a)(b)	60,000	1,400,400
Ouster, Inc. (a)(b)	60,000	538,800
Semtech Corporation (a)(b)	70,000	2,408,000
		4,347,200
Software - 6.3%
Adobe, Inc. (a)(b)	2,000	767,060
Arqit Quantum, Inc. (a)(b)	10,000	138,600
Astrana Health, Inc. (a)(b)	80,000	2,480,800
AvePoint, Inc. (a)(b)	100,000	1,444,000
Bandwidth, Inc. - Class A (a)(b)	120,000	1,572,000

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 107.5% (continued)	Shares	Value
Technology - 14.7% (continued)
Software - 6.3% (continued)
Check Point Software Technologies Ltd. (a)(b)	6,000	$1,367,520
Concentrix Corporation (a)	60,000	3,338,400
Cricut, Inc. - Class A (a)	100,000	515,000
Evolent Health, Inc. - Class A (a)(b)	100,000	947,000
GigaCloud Technology, Inc. - Class A (a)(b)	80,000	1,136,000
IonQ, Inc. (a)(b)	100,000	2,207,000
Nebius Group N.V. (a)(b)	50,000	1,055,500
Quantum Computing, Inc. (a)(b)	100,000	800,000
Twilio, Inc. - Class A (a)(b)	10,000	979,100
Zeta Global Holdings Corporation - Class A (a)(b)	160,000	2,169,600
		20,917,580
Technology Hardware - 4.6%
Aurora Innovation, Inc. (a)(b)	100,000	672,500
CommScope Holding Company, Inc. (a)(b)	200,000	1,062,000
Corning, Inc. (a)	50,000	2,289,000
Daktronics, Inc. (a)(b)	20,000	243,600
F5, Inc. (a)(b)	4,000	1,065,080
HP, Inc. (a)	100,000	2,769,000
NetApp, Inc. (a)	10,000	878,400
Ubiquiti, Inc. (a)	12,000	3,721,680
Viasat, Inc. (a)(b)	260,000	2,709,200
		15,410,460
Technology Services - 2.5%
Flywire Corporation (a)(b)	100,000	950,000
Globant S.A. (a)(b)	24,000	2,825,280
PayPal Holdings, Inc. (a)(b)	50,000	3,262,500
Toast Inc. - Class A (a)(b)	40,000	1,326,800
		8,364,580
Utilities - 2.0%
Electric Utilities - 2.0%
Fluence Energy, Inc. (a)(b)	100,000	485,000
Hawaiian Electric Industries, Inc. (a)(b)	200,000	2,190,000
NRG Energy, Inc. (a)	16,000	1,527,360
Talen Energy Corporation (a)(b)	6,000	1,198,020

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 107.5% (continued)	Shares	Value
Utilities - 2.0% (continued)
Electric Utilities - 2.0% (continued)
Vistra Corporation (a)	10,000	$1,174,400
		6,574,780

Total Common Stocks (Cost $370,920,067)		$358,105,780

WARRANTS - 0.0% (c)	Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$15,580

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.7%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 05/16/2025 at $2,000	775	$155,923,025	$4,557,000
S&P 500® Index Option, 05/16/2025 at $5,600	350	196,414,750	4,602,500
Total Put Option Contracts (Cost $11,707,806)		$352,337,775	$9,159,500

Total Investments at Value - 110.2% (Cost $382,627,873)			$367,280,860

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 40.3%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.23% (d) (Cost $134,292,148)	134,292,148	$134,292,148

Total Investments and Money Market Funds at Value - 150.5% (Cost $516,920,021)		$501,573,008

Written Call Option Contracts - (52.8%)		(176,041,900)

Other Assets in Excess of Liabilities - 2.3%		7,691,846

Net Assets - 100.0%		$333,222,954

ADR	- American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of March 31, 2025 was $354,774,220.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2025.

The average monthly notional value of exchange-traded put option contracts during the nine months ended March 31, 2025 was $314,689,385.

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2025 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	775	$155,093,025	$1,200	06/20/2025	$63,399,650
S&P 500® Index Option	350	196,414,750	2,400	06/20/2025	112,642,250
Total Written Call Option Contracts (Premiums received $196,177,266)		$352,337,775			$176,041,900

The average monthly notional value of exchange-traded written call option contracts during the nine months ended March 31, 2025 was $314,689,365.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

COMMON STOCKS - 65.4%	Shares	Value
Communications - 4.9%
Cable & Satellite - 1.3%
Cable One, Inc. (a)	200	$53,154
Charter Communications, Inc. - Class A (a)(b)	500	184,265
Liberty Broadband Corporation - Series A (a)(b)	1,500	127,500
		364,919
Internet Media & Services - 2.0%
Alphabet, Inc. - Class C (a)	1,500	234,345
GoDaddy, Inc. - Class A (a)(b)	700	126,098
Match Group, Inc.	1,500	46,800
Meta Platforms, Inc. - Class A (a)	50	28,818
Shutterstock, Inc. (a)	3,000	55,890
Snap, Inc. - Class A (a)(b)	7,000	60,970
		552,921
Publishing & Broadcasting - 0.3%
TEGNA, Inc. (a)	4,000	72,880

Telecommunications - 1.3%
Cogent Communications Holdings, Inc. (a)	1,000	61,310
EchoStar Corporation - Class A (a)(b)	6,000	153,480
Lumen Technologies, Inc. (a)(b)	7,000	27,440
Verizon Communications, Inc. (a)	2,500	113,400
		355,630
Consumer Discretionary - 7.5%
Apparel & Textile Products - 1.8%
Carter's, Inc. (a)	2,000	81,800
Oxford Industries, Inc.	400	23,468
Skechers U.S.A., Inc. - Class A (a)(b)	1,000	56,780
Steven Madden Ltd. (a)	4,000	106,560
Under Armour, Inc. - Class A (a)(b)	10,000	62,500
VF Corporation (a)	6,000	93,120
Wolverine World Wide, Inc. (a)	6,000	83,460
		507,688
Automotive - 0.7%
General Motors Company (a)	2,000	94,060
Rivian Automotive, Inc. - Class A (a)(b)	8,000	99,600
		193,660

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.4% (continued)	Shares	Value
Consumer Discretionary - 7.5% (continued)
Consumer Services - 0.3%
Perdoceo Education Corporation (a)	1,000	$25,180
PROG Holdings, Inc. (a)	2,000	53,200
		78,380
E-Commerce Discretionary - 1.0%
Chewy, Inc. - Class A (a)(b)	4,000	130,040
eBay, Inc. (a)	1,500	101,595
Revolve Group, Inc. (a)(b)	2,000	42,980
		274,615
Home & Office Products - 0.5%
SharkNinja, Inc. (a)(b)	1,700	141,797

Leisure Facilities & Services - 0.6%
Cheesecake Factory, Inc. (The) (a)	1,300	63,258
Choice Hotels International, Inc. (a)	400	53,112
Sweetgreen, Inc. - Class A (a)(b)	1,500	37,530
		153,900
Leisure Products - 0.6%
Peloton Interactive, Inc. - Class A (a)(b)	10,000	63,200
YETI Holdings, Inc. (a)(b)	3,000	99,300
		162,500
Retail - Discretionary - 1.2%
American Eagle Outfitters, Inc. (a)	4,000	46,480
EVgo, Inc. (a)(b)	5,000	13,300
Foot Locker, Inc. (a)(b)	3,000	42,300
Kohl's Corporation (a)	7,000	57,260
Sally Beauty Holdings, Inc. (a)(b)	10,000	90,300
Victoria's Secret & Company (a)(b)	4,000	74,320
		323,960
Specialty Retail - 0.8%
Boot Barn Holdings, Inc. (a)(b)	800	85,944
Kontoor Brands, Inc. (a)	2,000	128,260
		214,204
Consumer Staples - 12.8%
Beverages - 1.2%
Coca-Cola Company (The) (a)	1,000	71,620
PepsiCo, Inc. (a)	1,200	179,928
Vita Coco Company, Inc. (The) (a)(b)	2,500	76,625
		328,173

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.4% (continued)	Shares	Value
Consumer Staples - 12.8% (continued)
Food - 6.1%
Cal-Maine Foods, Inc. (a)	1,000	$90,900
Campbell’s Company (The) (a)	8,000	319,360
Dole plc (a)	7,000	101,150
Flowers Foods, Inc. (a)	8,000	152,080
Fresh Del Monte Produce, Inc. (a)	1,000	30,830
General Mills, Inc. (a)	3,000	179,370
Hershey Company (The) (a)	700	119,721
Ingredion, Inc. (a)	600	81,126
J.M. Smucker Company (The) (a)	700	82,887
Kraft Heinz Company (The) (a)	2,000	60,860
Phibro Animal Health Corporation - Class A (a)	6,000	128,160
Post Holdings, Inc. (a)(b)	300	34,908
Utz Brands, Inc. (a)	4,000	56,320
Vital Farms, Inc. (a)(b)	4,000	121,880
WK Kellogg Company (a)	6,000	119,580
		1,679,132
Household Products - 2.4%
Clorox Company (The) (a)	500	73,625
Colgate-Palmolive Company (a)	3,200	299,840
Energizer Holdings, Inc. (a)	2,000	59,840
Kimberly-Clark Corporation (a)	600	85,332
Reynolds Consumer Products, Inc. (a)	6,000	143,160
		661,797
Retail - Consumer Staples - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)(b)	600	68,460
Grocery Outlet Holding Corporation (a)(b)	3,000	41,940
Kroger Company (The) (a)	1,500	101,535
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	1,000	116,360
Target Corporation (a)	700	73,052
		401,347
Wholesale - Consumer Staples - 1.6%
Archer-Daniels-Midland Company (a)	2,500	120,025
Bunge Global S.A. (a)	2,000	152,840
United Natural Foods, Inc. (a)(b)	6,000	164,340
		437,205

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.4% (continued)	Shares	Value
Energy - 1.3%
Oil & Gas Producers - 0.6%
Kinetik Holdings, Inc. (a)	2,000	$103,880
SM Energy Company (a)	2,000	59,900
		163,780
Renewable Energy - 0.7%
Ameresco, Inc. - Class A (a)(b)	4,000	48,320
JinkoSolar Holding Company Ltd. - ADR (a)	6,000	111,840
Sunrun, Inc. (b)	5,000	29,300
		189,460
Financials - 5.5%
Banking - 4.0%
Axos Financial, Inc. (a)(b)	300	19,356
BankUnited, Inc. (a)	4,000	137,760
Citigroup, Inc. (a)	1,000	70,990
Citizens Financial Group, Inc. (a)	2,500	102,425
Columbia Banking System, Inc. (a)	5,000	124,700
Fulton Financial Corporation (a)	2,000	36,180
M&T Bank Corporation (a)	700	125,125
Sandy Spring Bancorp, Inc. (a)	4,500	125,775
UMB Financial Corporation (a)	500	50,550
Unitvest Financial Corporation (a)	2,000	56,720
Veritex Holdings, Inc. (a)	1,500	37,455
Wells Fargo & Company (a)	1,000	71,790
Western Alliance Bancorp (a)	1,000	76,830
Zions Bancorporation, N.A. (a)	1,500	74,790
		1,110,446
Institutional Financial Services - 0.4%
Goldman Sachs Group, Inc. (The) (a)	100	54,629
Northern Trust Corporation (a)	500	49,325
		103,954
Insurance - 0.4%
Trupanion, Inc. (a)(b)	3,000	111,810

Specialty Finance - 0.7%
Bread Financial Holdings, Inc. (a)	1,500	75,120
Sezzle, Inc. (b)	1,800	62,802
Synchrony Financial (a)	1,000	52,940
		190,862

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.4% (continued)	Shares	Value
Health Care - 14.3%
Biotech & Pharma - 10.8%
ADMA Biologics, Inc. (a)(b)	5,000	$99,200
Alnylam Pharmaceuticals, Inc. (a)(b)	400	108,008
Amneal Pharmaceuticals, Inc. (a)(b)	10,000	83,800
Amphastar Pharmaceuticals, Inc. (b)	1,500	43,485
Aurinia Pharmaceuticals, Inc. (a)(b)	10,000	80,400
BioCryst Pharmaceuticals, Inc. (a)(b)	15,000	112,500
Catalyst Pharmaceuticals, Inc. (a)(b)	4,000	97,000
Corcept Therapeutics, Inc. (a)(b)	2,000	228,440
Emergent BioSolutions, Inc. (b)	1,000	4,860
Exelixis, Inc. (a)(b)	3,000	110,760
GeneDx Holdings Corporation (a)(b)	1,500	132,847
Halozyme Therapeutics, Inc. (a)(b)	3,500	223,335
Harmony Biosciences Holdings, Inc. (a)(b)	4,000	132,760
Harrow, Inc. (b)	1,000	26,600
Incyte Corporation (a)(b)	2,500	151,375
Innoviva, Inc. (a)(b)	8,000	145,040
Neurocrine Biosciences, Inc. (b)	1,200	132,720
Novavax, Inc. (a)(b)	8,000	51,280
Novo Nordisk A/S - ADR	3,000	208,320
Nurix Therapeutics, Inc. (b)	2,000	23,760
Organon & Company (a)	5,000	74,450
Pfizer, Inc. (a)	3,000	76,020
Praxis Precision Medicines, Inc. (a)(b)	500	18,935
Protagonist Therapeutics, Inc. (a)(b)	2,500	120,900
PTC Therapeutics, Inc. (a)(b)	1,000	50,960
Regeneron Pharmaceuticals, Inc. (a)	100	63,423
Sarepta Therapeutics, Inc. (a)(b)	500	31,910
TG Therapeutics, Inc. (a)(b)	2,500	98,575
United Therapeutics Corporation (a)(b)	600	184,962
WaVe Life Sciences Ltd. (a)(b)	5,000	40,400
		2,957,025
Health Care Facilities & Services - 0.6%
BrightSpring Health Services, Inc. (a)(b)	5,000	90,450
Pediatrix Medical Group, Inc. (a)(b)	4,000	57,960
		148,410
Medical Equipment & Devices - 2.9%
Axogen, Inc. (a)(b)	3,000	55,500
CareDx, Inc. (a)(b)	6,000	106,500

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.4% (continued)	Shares	Value
Health Care - 14.3% (continued)
Medical Equipment & Devices - 2.9% (continued)
Castle Biosciences, Inc. (b)	1,000	$20,020
Embecta Corporation (a)	4,000	51,000
Globus Medical, Inc. - Class A (a)(b)	2,500	183,000
ICU Medical, Inc. (a)(b)	1,000	138,860
Lantheus Holdings, Inc. (a)(b)	1,000	97,600
Novocure Ltd. (a)(b)	5,000	89,100
Tandem Diabetes Care, Inc. (a)(b)	3,000	57,480
		799,060
Industrials - 5.0%
Aerospace & Defense - 0.2%
Intutive Machines, Inc. (a)(b)	7,000	52,150

Commercial Support Services - 1.5%
ABM Industries, Inc. (a)	3,000	142,080
Centrus Energy Corporation - Class A (a)(b)	1,500	93,315
Cimpress plc (a)(b)	2,500	113,075
H&R Block, Inc.	1,000	54,910
		403,380

Electrical Equipment - 0.6%
American Superconductor Corporation (b)	1,000	18,140
Atmus Filtration Technologies, Inc. (a)	1,500	55,095
Generac Holdings, Inc. (a)(b)	500	63,325
NuScale Power Corporation (a)(b)	2,000	28,320
		164,880
Engineering & Construction - 1.0%
Argan, Inc. (a)	800	104,936
Frontdoor, Inc. (a)(b)	2,000	76,840
Primoris Services Corporation (a)	1,500	86,115
		267,891
Machinery - 0.3%
Veralto Corporation (a)	800	77,960

Transportation & Logistics - 1.4%
American Airlines Group, Inc. (a)(b)	5,000	52,750
C.H. Robinson Worldwide, Inc. (a)	1,000	102,400

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.4% (continued)	Shares	Value
Industrials - 5.0% (continued)
Transportation & Logistics - 1.4% (continued)
Costamare, Inc. (a)	5,000	$49,200
Delta Air Lines, Inc. (a)	2,000	87,200
JetBlue Airways Corporation (a)(b)	10,000	48,200
United Airlines Holdings, Inc. (a)(b)	800	55,240
		394,990
Materials - 4.0%
Metals & Mining - 4.0%
Agnico Eagle Mines Ltd. (a)	1,600	173,456
Alamos Gold, Inc. - Class A	200	5,348
Anglogold Ashanti plc (a)	3,000	111,360
Barrick Gold Corporation (a)	15,000	291,600
Hecla Mining Company	5,000	27,800
Kinross Gold Corporation (a)	6,000	75,660
Newmont Corporation (a)	6,000	289,680
Pan American Silver Corporation (a)	2,000	51,660
Royal Gold, Inc. (a)	350	57,229
		1,083,793
Technology - 8.9%
Semiconductors - 0.8%
ACM Research, Inc. - Class A (a)(b)	3,000	70,020
Ouster, Inc. (b)	3,000	26,940
Semtech Corporation (a)(b)	3,500	120,400
		217,360
Software - 3.8%
Adobe, Inc. (a)(b)	100	38,353
Arqit Quantum, Inc. (b)	500	6,930
Astrana Health, Inc. (a)(b)	4,000	124,040
AvePoint, Inc. (a)(b)	5,000	72,200
Bandwidth, Inc. - Class A (a)(b)	6,000	78,600
Check Point Software Technologies Ltd. (a)(b)	300	68,376
Concentrix Corporation (a)	3,000	166,920
Cricut, Inc. - Class A (a)	5,000	25,750
Evolent Health, Inc. - Class A (a)(b)	5,000	47,350
GigaCloud Technology, Inc. - Class A (b)	4,000	56,800
IonQ, Inc. (a)(b)	5,000	110,350
Nebius Group N.V. (a)(b)	2,500	52,775
Quantum Computing, Inc. (a)(b)	5,000	40,000
Twilio, Inc. - Class A (a)(b)	500	48,955

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.4% (continued)	Shares	Value
Technology - 8.9% (continued)
Software - 3.8% (continued)
Zeta Global Holdings Corporation - Class A (b)	8,000	$108,480
		1,045,879
Technology Hardware - 2.8%
Aurora Innovation, Inc. (b)	5,000	33,625
CommScope Holding Company, Inc. (a)(b)	10,000	53,100
Corning, Inc. (a)	2,500	114,450
Daktronics, Inc. (b)	1,000	12,180
F5, Inc. (a)(b)	200	53,254
HP, Inc. (a)	5,000	138,450
NetApp, Inc. (a)	500	43,920
Ubiquiti, Inc. (a)	600	186,084
Viasat, Inc. (a)(b)	13,000	135,460
		770,523
Technology Services - 1.5%
Flywire Corporation (a)(b)	5,000	47,500
Globant S.A. (a)(b)	1,200	141,264
PayPal Holdings, Inc. (a)(b)	2,500	163,125
Toast Inc. - Class A (a)(b)	2,000	66,340
		418,229
Utilities - 1.2%
Electric Utilities - 1.2%
Fluence Energy, Inc. (a)(b)	5,000	24,250
Hawaiian Electric Industries, Inc. (a)(b)	10,000	109,500
NRG Energy, Inc. (a)	800	76,368
Talen Energy Corporation (a)(b)	300	59,901
Vistra Corporation (a)	500	58,720
		328,739

Total Common Stocks (Cost $18,545,219)		$17,905,289

U.S. TREASURY OBLIGATIONS - 32.7%	Par Value	Value
U.S. Treasury Bills (c) - 18.1%
4.296%, due 05/29/2025	$5,000,000	$4,965,903

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 32.7% (continued)	Par Value	Value
U.S. Treasury Inflation-Protected Bonds - 1.8%
2.125%, due 02/15/2054	$517,790	$495,177

U.S. Treasury Inflation-Protected Notes - 1.9%
1.750%, due 01/15/2034	517,260	515,690

U.S. Treasury Notes - 10.9%
0.625%, due 08/15/2030	500,000	418,789
4.625%, due 02/15/2035	2,500,000	2,575,977
		2,994,766

Total U.S. Treasury Obligations (Cost $9,017,269)		$8,971,536

WARRANTS - 0.0% (d)	Shares	Value
Energy - 0.0% (d)
Oil & Gas Services & Equipment - 0.0% (d)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	240	$468

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.2%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 06/20/2025 at $1,600	37	$7,444,067	$31,524
S&P 500® Index Option, 06/20/2025 at $3,600	16	8,978,960	10,128
Total Put Option Contracts (Cost $49,277)		$16,423,027	$41,652

Total Investments at Value - 98.3% (Cost $27,611,765)			$26,918,945

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 18.9%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.23% (e) (Cost $5,175,144)	5,175,144	$5,175,144

Total Investments and Money Market Funds at Value - 117.2% (Cost $32,786,909)		$32,094,089

Written Call Option Contracts - (17.7%)		(4,839,304)

Other Assets in Excess of Liabilities - 0.5%		139,198

Net Assets - 100.0%		$27,393,983

ADR	- American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of March 31, 2025 was $16,585,693.
(b)	Non-income producing security.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of March 31, 2025.

The average monthly notional value of exchange-traded put option contracts during the nine months ended March 31, 2025 was $14,523,780.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2025 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	37	$7,444,067	$1,600	06/20/2025	$1,584,488
S&P 500® Index Option	16	8,978,960	3,600	06/20/2025	3,254,816
Total Written Call Option Contracts (Premiums received $5,799,591)		$16,423,027			$4,839,304

The average monthly notional value of exchange-traded written call option contracts during the nine months ended March 31, 2025 was $14,523,780.

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

COMMON STOCKS - 17.9%	Shares	Value
Energy - 0.0% (a)
Oil & Gas Producers - 0.0% (a)
California Resources Corporation	1,000	$43,970
DT Midstream, Inc.	500	48,240
Vital Energy, Inc. (b)	1,000	21,220
		113,430
Materials - 17.3%
Metals & Mining - 17.3%
Agnico Eagle Mines Ltd.	48,000	5,203,680
Alamos Gold, Inc. - Class A	6,000	160,440
Anglogold Ashanti plc	90,000	3,340,800
B2Gold Corporation	200,000	570,000
Barrick Gold Corporation	450,000	8,748,000
Hecla Mining Company	150,000	834,000
Kinross Gold Corporation	180,000	2,269,800
Newmont Corporation	180,000	8,690,400
Pan American Silver Corporation	65,000	1,678,950
Royal Gold, Inc.	10,500	1,716,855
		33,212,925
Utilities - 0.6%
Electric Utilities - 0.6%
AES Corporation (The)	1,000	12,420
ALLETE, Inc.	1,000	65,700
Ameren Corporation	100	10,040
American Electric Power Company, Inc.	100	10,927
Avista Corporation	1,000	41,870
Black Hills Corporation	500	30,325
Consolidated Edison, Inc.	1,000	110,590
Dominion Energy, Inc.	500	28,035
DTE Energy Company	100	13,827
Duke Energy Corporation	500	60,985
Edison International	500	29,460
Entergy Corporation	1,000	85,490
Exelon Corporation	1,000	46,080
FirstEnergy Corporation	1,000	40,420
Hawaiian Electric Industries, Inc. (b)	1,000	10,950
NorthWestern Energy Group, Inc.	1,000	57,870
NRG Energy, Inc.	1,000	95,460
Otter Tail Corporation	1,000	80,370
Pinnacle West Capital Corporation	1,000	95,250

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 17.9% (continued)	Shares	Value
Utilities - 0.6% (continued)
Electric Utilities - 0.6% (continued)
Portland General Electric Company	1,000	$44,600
PPL Corporation	1,000	36,110
Public Service Enterprise Group, Inc.	500	41,150
Southern Company (The)	500	45,975
		1,093,904
Gas & Water Utilities - 0.0% (a)
Global Water Resources, Inc.	1,000	10,310

Total Common Stocks (Cost $30,599,381)		$34,430,569

EXCHANGE-TRADED FUNDS - 1.1%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust	5,000	$622,008
Invesco CurrencyShares Euro Currency Trust	7,500	749,250
Invesco CurrencyShares Japanese Yen Trust (b)	12,500	768,750
Total Exchange-Traded Funds (Cost $2,210,871)		$2,140,008

U.S. TREASURY OBLIGATIONS - 74.2%	Par Value	Value
U.S. Treasury Bills (c) - 25.9%
4.296%, due 05/29/2025	$50,000,000	$49,659,035

U.S. Treasury Inflation-Protected Bonds - 2.6%
2.125%, due 02/15/2054	5,177,900	4,951,767

U.S. Treasury Inflation-Protected Notes - 16.8%
2.500%, due 01/15/2029	14,793,000	15,455,181
0.125%, due 01/15/2030	12,344,500	11,617,774
1.750%, due 01/15/2034	5,172,600	5,156,901
		32,229,856

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 74.2% (continued)	Par Value	Value
U.S. Treasury Notes - 28.9%
2.125%, due 05/31/2026	$10,000,000	$9,785,351
1.500%, due 08/15/2026	10,000,000	9,670,508
4.625%, due 02/15/2035	35,000,000	36,063,672
		55,519,531

Total U.S. Treasury Obligations (Cost $142,607,427)		$142,360,189

WARRANTS - 0.0% (a)	Shares	Value
Energy - 0.0% (a)
Oil & Gas Services & Equipment - 0.0% (a)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$15,580

Total Investments at Value - 93.2% (Cost $175,417,679)		$178,946,346

MONEY MARKET FUNDS - 8.1%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.23% (d) (Cost $15,527,472)	15,527,472	$15,527,472

Total Investments and Money Market Funds at Value - 101.3% (Cost $190,945,151)		$194,473,818

Liabilities in Excess of Other Assets - (1.3%)		(2,582,941)

Net Assets - 100.0%		$191,890,877

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of March 31, 2025.